Acquisition - Schedule of Business Acquisition Pro Forma Information (Detail) $ in Millions	12 Months Ended
Mar. 31, 2024 USD ($)
Business Acquisition [Line Items]
Revenues	$ 3,380.0
Net loss attributable to Lions Gate Entertainment Corp. shareholders	(376.5)
Entertainment One Television and Film Business ("eOne") | LIONS GATE ENTERTAINMENT CORP [Member]
Business Acquisition [Line Items]
Revenues	4,410.5
Net loss attributable to Lions Gate Entertainment Corp. shareholders	$ (1,385.9)